Faegre Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(215)988-2700 (Phone)

(215)988-2757 (Facsimile) www.faegredrinker.com

April 3, 2020

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Northern Institutional Funds
Post-Effective Amendment No. 99
1933 Act Registration No. 002-80543
1940 Act Registration No. 811-03605

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, Northern Institutional Funds (the "Trust") certifies that:

a.the form of the Trust's (i) Money Market Portfolios – Shares, Service Shares and Premier Shares Prospectus; (ii) Prime Obligations Portfolio and U.S. Government Select Portfolio – Williams Capital Shares Prospectus; (iii) Money Market Portfolios – Shares, Service Shares and Premier Shares Statement of Additional Information; and (iv) Prime Obligations Portfolio and U.S. Government Select Portfolio – Williams Capital Shares Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 99 to the Trust's registration statement on Form N-1A; and

b.the text of Post-Effective Amendment No. 99 to the Trust's registration statement was filed with the Commission via EDGAR on March 27, 2020 (Accession No. 0001193125-20-087898) with an effective date of April 1, 2020.

Please do not hesitate to contact the undersigned at (215) 988-3328 if you have any questions.

Very truly yours,

/s/ Andrew E. Seaberg Andrew E. Seaberg

cc:	Peter K. Ewing
Kevin P. O'Rourke
Jose J. Del Real, Esq.
Angela R. Burke, Esq.